SCHEDULE OF OTHER OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
MBA programme		$ 18,074
Varsity course fee		4,419
Event Income			130,106
Write off of EIA balance	18,660
Miscellenous income	5,857	12,301	14,290
Other operating income	$ 24,517	$ 34,794	$ 144,396